Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 9,423	$ 10,273	$ 19,817	$ 20,817
Interest expense		2,963	4,401	7,056	9,085
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,331	7,725	15,288	15,550
Interest expense		1,823	2,823	4,340	5,751
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		636	829	1,281	1,689
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,967	8,554	16,569	17,239
Interest expense		1,823	2,823	4,340	5,751
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,456	1,719	3,248	3,578
Interest expense		$ 1,140	$ 1,578	$ 2,716	$ 3,334

[1]	Includes $7,967 million and $16,569 million, for the three and six months ended April 30, 2020, respectively (three and six months ended April 30, 2019 - $8,554 million and $17,239 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.